Lease liabilities - Amount recognized in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Interest and finance charges paid/payable for lease liabilities	$ 52,214	$ 32,826	$ 27,384
Expenses relating to short term leases and low value assets	16,469	11,165	7,543
Depreciation for right of use assets	88,961	60,685	54,089
Total for the year ended	$ 157,644	$ 104,676	$ 89,016